Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting - The financial statements of the Plan were prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Payment of Benefits - Benefits are recorded when paid. There were no participants who elected to withdraw from the Plan but had not yet been paid at either December 31, 2025 or 2024.
Investments - The investments of the Plan are reported at fair value. The fair value of a financial instrument is the amount that would be received to sell that asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). See Note 3 for a discussion of fair value measurements. Net appreciation or depreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Purchases and sales of investments are reflected on a trade-date basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
Management fees and other operating expenses charged to the Plan for investments in the mutual funds and common collective trusts are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.
Risks and Uncertainties - The Plan provides various investment options to its participants. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and market risk. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the value of the participants’ account balances and the amounts reported in the financial statements. Poor investment performance by the investment funds selected by the participants may cause their balances to be lower than the amounts contributed to the Plan on their behalf.
Notes Receivable from Participants - Loans to participants are recorded at the unpaid principal balances plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan.
NiSource Stock Fund
Employee Stock Ownership Plan - The NiSource Stock Fund operates as an Employee Stock Ownership Plan ("ESOP"). As an ESOP, under the terms of the Plan, participants may diversify their investment at any time. Participants may also elect to have dividends paid to them in cash or reinvested in the fund.
Voting and Tendering Rights of NiSource Stock Fund Participants - Each participant in the NiSource Stock Fund is entitled to direct the Trustee as to the manner of voting at each meeting of shareholders. A participant’s interest is represented by the value of the participant’s investment in the NiSource Stock Fund.
Payment of Benefits - Any distribution consisting of units in the NiSource Stock Fund may be paid in cash or in whole shares of common stock represented by such units plus a cash amount equal to the fair market value of any fraction of a share of the NiSource Stock Fund.
Administrative Expenses - Administrative expenses of the Plan are paid primarily by the Company.  Certain other expenses of the Plan are paid from individual participant accounts. Certain investment managers return a portion of the investment fees to the recordkeeper to offset the Plan’s administrative expenses. Such revenue sharing is rebated back to participants' accounts.
For the year ended December 31, 2025, a total of $275,932 was rebated back to participants' accounts and used to offset Plan expenses. A portion of future Plan expenses can be paid from any revenue sharing amounts which cannot be rebated back to individual participant accounts due to distributions that occur prior to the scheduled allocation dates for such amounts.
Recently Adopted Legislation and Regulations - The Setting Every Community Up for Retirement Enhancement (SECURE) Act 2.0 of 2022 was signed into law December 29, 2022. This law, among other things, includes several required and optional provisions that will impact employee benefit plans that go into effect at various times through 2027. The provisions that were required to be implemented beginning in 2023 include the increase in the required minimum distribution (RMD) age from 72 to 73, a reduction in the excise tax due for failure to take a RMD, flexibility regarding recovery of inadvertent overpayments (including the ability in certain circumstances not to recoup amounts from participants), and a general limitation of the recontribution period for qualified birth or adoption distributions to three years. Optional provisions that could be implemented beginning in 2023 include the ability to give de minimis incentives to encourage employee participation in an employee benefit plan, to allow employer match or non-elective contributions to be made on a Roth basis, to permit reliance on participant self-certification for hardship withdrawals, and to allow for certain disaster-related and terminal illness distributions. The Plan has elected to adopt several provisions of the SECURE Act 2.0. Plan participants should refer to the most recent summary plan description and summary of material modifications for more details on the adopted provisions.
Subsequent Events - Subsequent events have been evaluated through June 18, 2026, which is the date the financial statements were available to be issued. No items were identified which would require disclosure in or adjustment to the financial statements.